RECEIVABLES - Premium Receivable, Net of Allowance for Credit Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Premiums receivable	$ 287,907	$ 268,806
Less: Allowance for expected credit losses	(13,595)	(12,756)	$ (11,302)
Total	$ 274,312	$ 256,050